Equity Changes in Accumulated Other Comprehensive Loss, Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI Tax, Attributable to Parent, Beginning Balance		$ 1,842	$ 1,752	$ 1,994
Unrealized gains (losses) arising during the period		604	794	(128)
Reclassifications of realized net (gains) losses to net income		(66)	(21)	(114)
AOCI reclassifications to retained earnings, tax	[1]		(683)
AOCI Tax, Attributable to Parent, Ending Balance		2,380	1,842	1,752
Accumulated Net Gain (Loss) from Market Value Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI Tax, Attributable to Parent, Beginning Balance	[2]	(29)	(41)	39
Unrealized gains (losses) arising during the period	[2]	8	(31)	(68)
Reclassifications of realized net (gains) losses to net income	[2]	61	43	(12)
AOCI reclassifications to retained earnings, tax	[1],[2]		0
AOCI Tax, Attributable to Parent, Ending Balance	[2]	40	(29)	(41)
Unrecognized Pension and Postretirement Medical Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI Tax, Attributable to Parent, Beginning Balance		1,756	1,690	1,839
Unrealized gains (losses) arising during the period		572	797	(47)
Reclassifications of realized net (gains) losses to net income		(127)	(64)	(102)
AOCI reclassifications to retained earnings, tax	[1]		(667)
AOCI Tax, Attributable to Parent, Ending Balance		2,201	1,756	1,690
Foreign Currency Translation and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI Tax, Attributable to Parent, Beginning Balance		115	103	116
Unrealized gains (losses) arising during the period		24	28	(13)
Reclassifications of realized net (gains) losses to net income		0	0	0
AOCI reclassifications to retained earnings, tax	[1]		(16)
AOCI Tax, Attributable to Parent, Ending Balance		$ 139	$ 115	$ 103

[1]	At the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, and reclassified $691 million from AOCI to retained earnings. In addition, at the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Recognition and Measurement of Financial Assets and Liabilities, and reclassified $24 million ($15 million after tax) of market value adjustments on investments previously recorded in AOCI to retained earnings.
[2]	Primarily reflects market value adjustments for cash flow hedges.